Portfolio Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 93,690	$ 81,327
Commercial Real Estate	223,461	198,936
Residential	78,767	75,853
Installment	13,765	12,473
Total	409,683	368,589
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	93,620	78,652
Commercial Real Estate	219,485	195,063
Residential	78,767	75,853
Installment	13,672	12,167
Total	405,544	361,735
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	20
Commercial Real Estate	2,710	3,066
Residential	0	0
Installment	0	0
Total	2,710	3,086
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	70	2,655
Commercial Real Estate	1,266	807
Residential	0	0
Installment	93	306
Total	1,429	3,768
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Commercial Real Estate	0	0
Residential	0	0
Installment	0	0
Total	$ 0	$ 0